Accumulated other comprehensive income (Details 3) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification adjustments, included in net income
Income tax expense	1,405	1,276	465
Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(13)	(1)	0
Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	84	51
Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Sale of subsidiaries	0	84
of which net releases		84
Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(13)	(5)	(242)
Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	187	294	241
Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	243	390
Income tax expense	(56)	(96)
Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(83)	(95)	(71)
Net prior service credit/ (cost) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	(108)	(120)
Income tax expense	25	25
Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	78	277	(21)
Bank
Reclassification adjustments, included in net income
Income tax expense	1,299	1,170	365
Bank | Gains/(losses) on cash flow hedges
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(16)	(4)	0
Bank | Cumulative translation adjustments
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	83	44
Bank | Cumulative translation adjustments | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Sale of subsidiaries	0	83
of which net releases		84
Bank | Unrealized gains/(losses) on securities
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	0	(5)	(242)
Bank | Actuarial gains/(losses)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	44	58	56
Bank | Actuarial gains/(losses) | Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income, before tax	62	92
Income tax expense	(18)	(34)
Bank | Net prior service credit/ (cost)
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	(6)	0	(1)
Bank | Accumulated other comprehensive income
Reclassification adjustments, included in net income
Reclassification adjustments, included in net income	22	132	(143)